Acquistion Restructuring And Management Fees Costs - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 27, 2021	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Restructuring and Related Activities [Abstract]
Business combination acquistion restructuring and mangement fees costs including related parties	$ 4,334	$ 3,998	$ 24,048	$ 6,303
Restructuring costs professional fees for legal accounting and other services relating to potential acquistions	2,172	145	3,211	1,163
Restructung costs professional and consulting fees	504	2,973	1,125	3,369
Related party acquistion and management fee costs	$ 1,658	$ 880	2,539	$ 1,771
Business combination contingent consideration adjustment			$ 17,173